Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Information by segment and main country [Line Items]
Profit (loss)		€ (463)	[1]	€ (1,605)	[2]	€ 3,323	[2]
Profit (loss) from discontinued operations		(10)	[2]	13	[2]	2,711	[1]
Tax expense (income)		(73)		(113)		(103)
Share of profit (loss) of associates and joint ventures accounted for using equity method		(98)		(2)		(4)
Finance costs		376		258		188
Finance income		63		58		149
Profit (loss) from operating activities		(115)		(1,529)		553
Amortization of acquired intangible assets	[2]	290		363		322
Impairment loss recognised in profit or loss, goodwill	[2]	8		1,357		15
Earnings before interest, taxes and amortization		183		192		890
Restructuring and acquisition-related charges	[2]	381		202		95
Other items	[2]	1,358		925		1,069
Adjusted EBITA		1,921		1,318		2,054
Respironics litigation provision [Member]
Information by segment and main country [Line Items]
Other items	[2]	575
Respironics field-action connected to the anticipated consent decree [Member]
Information by segment and main country [Line Items]
Other items	[2]	363		250		719
Respironics field-action running remediation costs [Member]
Information by segment and main country [Line Items]
Other items	[2]	224		210		94
Quality remediation actions [Member]
Information by segment and main country [Line Items]
Other items	[2]	175		59		94
Provision for a legal matter [Member]
Information by segment and main country [Line Items]
Other items	[2]	31
Investment re-measurement loss [Member]
Information by segment and main country [Line Items]
Other items	[2]	23
Gain on divestment of business [Member]
Information by segment and main country [Line Items]
Other items	[2]	(35)
Remaining items [Member]
Information by segment and main country [Line Items]
Other items	[2]	2		63		87
R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items	[2]			134
Portfolio realignment charges [Member]
Information by segment and main country [Line Items]
Other items	[2]			109
Provision for public investigations tender irregularities [Member]
Information by segment and main country [Line Items]
Other items	[2]			60
Impairment of assets in S&RC [Member]
Information by segment and main country [Line Items]
Other items	[2]			39
Loss on divestment of business [Member]
Information by segment and main country [Line Items]
Other items	[2]					76
Diagnosis & Treatment [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		720		538		948
Amortization of acquired intangible assets		89		115		142
Impairment loss recognised in profit or loss, goodwill		8				2
Earnings before interest, taxes and amortization		816		652		1,092
Restructuring and acquisition-related charges		118		3		(30)
Other items		92		133		(35)
Adjusted EBITA		1,026		788		1,028
Diagnosis & Treatment [Member] | Quality remediation actions [Member]
Information by segment and main country [Line Items]
Other items		81
Diagnosis & Treatment [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		11		0		(35)
Diagnosis & Treatment [Member] | R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items				73
Diagnosis & Treatment [Member] | Provision for public investigations tender irregularities [Member]
Information by segment and main country [Line Items]
Other items				60
Connected Care [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		(1,199)		(2,347)		(716)
Amortization of acquired intangible assets		178		226		158
Impairment loss recognised in profit or loss, goodwill		0		1,357		13
Earnings before interest, taxes and amortization		(1,020)		(764)		(545)
Restructuring and acquisition-related charges		115		125		130
Other items		1,275		750		968
Adjusted EBITA		369		111		553
Connected Care [Member] | Respironics litigation provision [Member]
Information by segment and main country [Line Items]
Other items		575
Connected Care [Member] | Respironics field-action connected to the anticipated consent decree [Member]
Information by segment and main country [Line Items]
Other items		363		250		719
Connected Care [Member] | Respironics field-action running remediation costs [Member]
Information by segment and main country [Line Items]
Other items		224		210		94
Connected Care [Member] | Quality remediation actions [Member]
Information by segment and main country [Line Items]
Other items		94		59		94
Connected Care [Member] | Provision for a legal matter [Member]
Information by segment and main country [Line Items]
Other items		31
Connected Care [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		(12)		24		61
Connected Care [Member] | R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items				59
Connected Care [Member] | Portfolio realignment charges [Member]
Information by segment and main country [Line Items]
Other items				109
Connected Care [Member] | Impairment of assets in S&RC [Member]
Information by segment and main country [Line Items]
Other items				39
Personal Health [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		552		515		576
Amortization of acquired intangible assets		14		15		15
Earnings before interest, taxes and amortization		567		531		591
Restructuring and acquisition-related charges		9		11		(1)
Other items		22		(4)		0
Adjusted EBITA		597		538		590
Personal Health [Member] | Investment re-measurement loss [Member]
Information by segment and main country [Line Items]
Other items		23
Personal Health [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		(1)		(6)		0
Personal Health [Member] | R&D project impairments [Member]
Information by segment and main country [Line Items]
Other items				3
Other [Member]
Information by segment and main country [Line Items]
Profit (loss) from operating activities		(188)		(235)		(255)
Amortization of acquired intangible assets		9		8		6
Earnings before interest, taxes and amortization		(179)		(227)		(248)
Restructuring and acquisition-related charges		140		62		(5)
Other items		(32)		46		136
Adjusted EBITA		(71)		(119)		(117)
Other [Member] | Gain on divestment of business [Member]
Information by segment and main country [Line Items]
Other items		(35)
Other [Member] | Remaining items [Member]
Information by segment and main country [Line Items]
Other items		€ 3		€ 46		61
Other [Member] | Loss on divestment of business [Member]
Information by segment and main country [Line Items]
Other items						€ 76

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.